RELATED PARTY DISCLOSURES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Initial Public Offering		$ 1,700
Share Based Payments		333,333
Directors [Member]
Related Party Transaction [Line Items]
Trade And Other Payables	$ 200
Trade payable and accrued liabilities		$ 300
Harmony Health [Member]
Related Party Transaction [Line Items]
Payment of Royalty	3.50%
Dr. Manalo-Morgan [Member]
Related Party Transaction [Line Items]
Medical services	$ 200	$ 100